Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from Operating Activities:
Net income:	$ 45,620	$ 29,836	$ 18,820
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	13,579	13,616	13,579
Amortization and write-off of deferred financing fees	1,050	590	100
Deferred revenue	(4,245)	2,666	0
Change in fair value of derivative financial instruments	0	(5,692)	(11,256)
Provision for doubtful debt	63	0	0
Changes in operating assets and liabilities:
Trade receivables	118	126	(322)
Prepayments and other assets	(178)	184	245
Due from/to related party	(5,450)	(18,597)	6,567
Trade payables	(3,156)	3,804	307
Accrued liabilities	(1,081)	(701)	(44)
Unearned revenue	(2,116)	2,070	978
Net cash provided by Operating Activities	44,204	27,902	28,974
Cash flows from Investing Activities:
Net cash used in Investing Activities	0	0	0
Cash flows from/(used in) Financing Activities:
Decrease/(increase) in restricted cash	(15,227)	(4,453)	16,982
Issuance of common units, net of issuance costs	138,800	0	0
Proceeds from long-term debt	214,085	220,000	0
Repayment of long-term debt	(380,715)	(124,890)	(22,540)
Loan from related party	5,500	0	0
Repayment of stockholders' loan	0	(116,584)	(23,416)
Payment of deferred financing fees	(970)	(1,975)	0
Net cash used in Financing Activities	(38,527)	(27,902)	(28,974)
Net increase in cash and cash equivalents	5,677	0	0
Cash and cash equivalents at beginning of the year	0	0	0
Cash and cash equivalents at end of the year	5,677	0	0
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest	$ 9,487	$ 7,775	$ 3,797